Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Realized and unrealized gain and loss arising from significant foreign exchange variation	$ 448,097	$ (89,152)	$ (355,255)
General increase or decrease of 100 basis points (1%) in interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	140,561	102,489	78,150
Equity price risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	$ 1,282	$ 3,600	$ 531
Adjustments to interest rate	1.00%	1.00%	1.00%